Deposits - Summary of deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest bearing demand deposit accounts		$ 118,618	$ 78,120
Interest bearing accounts:
NOW and money market		238,231	127,812
Savings		107,692	136,101
Time certificates of deposit		197,004	120,048
Total interest bearing accounts	559,567	542,927	383,961
Total deposits	$ 679,223	$ 661,545	$ 462,081